Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Revenue from the sale of Drive Systems:
Revenue direct to customers	$662	$863	$773	$1,061
Revenue through channel partners	620	1,050	1,184	2,083

Revenue from the sale of XL Grid solutions – which are sold direct to customers	2,412	-	2,412	-
Total revenue	$3,694	$1,913	$4,369	$3,144

	December 31,
	2020	2019

Revenue direct to customers	$4,013	$3,263
Revenue through channel partners	16,325	3,952
Total revenue	$20,338	$7,215

Schedule of accrued warranty liability
	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Balance at the beginning of the period	$1,735	$1,009
Acquisition date accrual for World Energy acquisition	25	-
Accrual for warranties issued	98	912
Warranty fulfillment charges	(201)	(186)
Balance at the end of the period	$1,657	$1,735

	For the Years Ended December 31,
	2020	2019

Balance as of January 1	$1,009	$910
Accrual for warranties issued	912	415
Warranty charges	(186)	(316)
Balance as of December 31	$1,735	$1,009